Compass EMP U.S. 500 Volatility Weighted Index ETF
Compass EMP U.S. 500 Volatility Weighted Index ETF
Compass EMP U.S. 500 Volatility Weighted Index ETF

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated May 1, 2015, to the

Prospectus dated June 30, 2014, as amended September 29, 2014

Effective May 1, 2015, Victory Capital Management Inc. (the "Advisor") replaces Compass Efficient Model Portfolios, LLC as investment adviser to the Funds.  The following supersedes any contrary information contained in the current Prospectus for each series and class of shares.

Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Compass EMP U.S. 500 Volatility Weighted Index ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Compass EMP U.S. 500 Volatility Weighted Index ETF
Management Fees		0.30%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.26%
Total Annual Fund Operating Expenses	[2]	0.56%
Less Fee Waivers and Expense Reimbursements	[2][3]	0.21%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.35%
[1]	Estimated for the current fiscal year.
[2]	Restated to reflect current contractual fees.
[3]	The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through at least April 30, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.58%. In addition, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses an additional amount through at least April 30, 2016 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Advisor is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Compass EMP U.S. 500 Volatility Weighted Index ETF	36	158

This Supplement and the existing Prospectus dated June 30, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information each dated June 30, 2014, as supplemented have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

 Please retain this Supplement for future reference.